Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts payable and accrued liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Accounts payable	$ 91,083	$ 148,761
Student refundable deposits	1,614,219	2,096,073
Accrued commission expenses	159,945	233,528
Other payables	255,413	482,553
Total	$ 2,120,660	$ 2,960,915